Property and equipment, net (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 61,676	$ 177,818	$ 489,366	$ 448,244